Net Gains (Losses) from Derecognition of Financial Assets Measured at Amortized Cost (Detail: Text Values) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Gain and Losses on derecognition of Financial Assets at Amortized Cost [Abstract]
Total financial assets measured at amortized cost sold	€ 759	€ 656	€ 559